Temporary Equity and Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Temporary Equity and Stockholders' Equity
NOTE 13 – TEMPORARY EQUITY AND STOCKHOLDERS’ EQUITY
The Company operates subject to the terms and conditions of the Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) dated September 30, 2021.
Common Stock
As of December 31
, 2021
, the Company authorized up to 350,000,000
shares of capital stock, consisting of 315,000,000
shares of common stock and 35,000,000
shares of preferred stock. As of December 31
, 2021
, 72,027,743
shares of common stock and zero
shares of preferred stock were issued and outstanding.
Series A Preferred Stock
The Board authorized up to
 7,765,229
Series A preferred shares. As of December 31, 2021 and 2020, there were zero and 7,756,158
Series A preferred shares issued and outstanding, respectively. The shares were issued at a discount of 2
%. Series A preferred shareholders are entitled to receive a cumulative preferred dividend at the rate of thirteen percent
(13
%) per year on the sum of the par value plus unpaid preferred dividends through the date of such distribution on a pari passu basis with Series
A-1
and Series B shareholders and in preference to all other shareholders. The Company had the option to redeem the Series A preferred shares for par value plus unpaid preferred dividends. Series A preferred shareholders had an option to put the shares back to the Company for par value plus unpaid preferred dividends on or after April 11, 2027. The Company determined that the put option is a redemption event not solely within the control of the Company. Therefore, the Series A preferred stock is classified outside of permanent equity (i.e., temporary equity) and presented at its redemption value. Upon closing of the Business Combination, all Series A preferred shares were settled with a redemption value of
$85.2
 million in cash. The Company no longer had shares of Series A Preferred Stock authorized, issued or outstanding as of December 31, 2021. The terms and rights of the Series A Preferred Stock described previously represent the terms and rights prior to the closing of the Business Combination.
Series
A-1
Preferred Stock
The Board authorized up to
 10,480,538
Series
A-1
preferred shares. As of December 31, 2021 and 2020, there were zero
and 7,862,107 Series A-1
preferred shares issued and outstanding, respectively. The shares were issued at a discount of 2%. Series A-1 preferred shareholders are entitled to receive a cumulative preferred dividend at the rate of thirteen-point seven five percent
(13.75
%) per year on the sum of the par value plus unpaid preferred dividends through the date of such distribution on a pari passu basis with Series A and Series B shareholders and in preference to all other shareholders. The Company had the option to redeem the Series
A-1
Preferred shares for par value plus unpaid preferred dividends subject to a current redemption premium of
 1
%. Series
A-1
preferred shareholders had an option to put the shares back to the Company for par value plus unpaid preferred dividends on or after April 11, 2027. The Company determined that the put option is a redemption event not solely within the control of the Company. Therefore, the Series
A-1
Preferred Stock is classified outside of permanent equity (i.e., temporary equity) and presented at its redemption value. Upon closing of the Business Combination, all Series
A-1
preferred shares were settled with a redemption value of
$86.9
 million. Certain Series
A-1
preferred shareholders elected to received shares of common stock of the Company in lieu of cash. The Company no longer had shares of Series
A-1
Preferred Stock authorized, issued or outstanding as of December 31, 2021. The terms and rights of the Series
A-1
Preferred Stock described previously represent the terms and rights prior to the closing of the Business Combination.
Series B Preferred Stock
The Board
authorized up to 9,090,975
Series B preferred shares. As of December 31, 2021 and 2020, there were zero and 9,090,975
Series B preferred shares issued and outstanding, respectively. Series B preferred shareholders are entitled to receive a cumulative preferred dividend at the rate of ten percent (10
%) per year on the sum of the unreturned par value plus unpaid preferred dividends through the date of such distribution on a pari passu basis with Series A and Series A-1 shareholders and in preference to all other shareholders. On or after October 11, 2018, the Company has the option to redeem the Series B Preferred shares for par value plus unpaid preferred dividends. Because the controlling shareholder is the majority holder of Series B preferred shares, the Company redemption option functions as a holder put option. Accordingly, the Company determined that the option could result in a redemption that is not solely within the control of the Company. Therefore, the Series B Preferred stock is classified outside of permanent equity (i.e., temporary equity) and presented at its redemption value each period. Upon closing of the Business Combination, all Series B preferred shares were settled with a redemption value of $97.8 million. Certain Series B preferred shareholders elected to received shares of common stock of the Company in lieu of cash. The Company no longer had shares of Series B Preferred Stock authorized, issued or outstanding as of December 31, 2021. The terms and rights of the Series B Preferred Stock described previously represent the terms and rights prior to the closing of the Business Combination.
A summary of the accumulated but unpaid dividends for the Series A, Series
A-1
and Series B preferred shares as of December 31, 2021 and 2020 is as follows:

Amount (in ‘000)	Series A	Series A-1	Series B

Accumulated and unpaid, December 31, 2019	$25,610	$8,794	$25,338
Accumulated	9,202	9,814	8,572
Distributed	—	—	—

Accumulated and unpaid, December 31, 2020	$34,812	$18,608	$33,910
Accumulated	7,656	8,241	6,925
Distributed	(42,468)	(26,849)	(40,835)

Accumulated and unpaid, December 31, 2021	$—	$—	$—

The redemption value of Series A, Series
A-1
and Series B preferred stock is equal to the par value of
$1,000
per share plus the above accumulated unpaid dividends and any applicable redemption premium.
Series C Convertible Preferred Stock
The Board authorized up to 6,872,894 Series C convertible preferred shares. As of December 31, 2021 and 2020, there were zero and 2,566,186 Series C convertible preferred shares issued and outstanding, respectively. Subordinate to the payment of dividends to Series A, Series A-1 and Series B preferred shareholders, the Series C shareholders are entitled to receive dividends equal to 1.5X initial investment in conjunction with common stock, then subject to a catch-up, followed by pro rata sharing thereafter. Series C convertible preferred shareholders have a de facto option to put the shares back to the Company for liquidation value. The Company determined that the option could result in a deemed liquidation that is not solely within the control of the Company. Therefore, the Series C convertible preferred stock is classified outside of permanent equity (i.e., temporary equity).

Series C convertible preferred shares are convertible at any time, at the option of the holder, into common stock at a rate of 1 to 1 initially, subject to adjustments for dilution.
Upon closing of the Business Combination,
16,802
 shares of Series C Convertible Preferred Stock
(pre-combination)
converted in
to 2,520,368
 shares of common stock of the Company. The Company no longer had Series C Convertible Preferred Stock authorized, issued or outstanding as of December 31, 2021. The terms and rights of the Series C Convertible Preferred Stock described previously represent the terms and rights prior to the closing of the Business Combination.